General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses (Note 5)	€ (3,825,151)	€ (1,795,721)	€ (6,270,034)	€ (3,036,786)
Consulting fees	(254,899)	(161,559)	(432,811)	(390,872)
Professional fees	(911,170)	(324,793)	(1,795,170)	(1,132,706)
Accounting, tax and auditing fees	(290,159)	(648,626)	(594,657)	(1,086,756)
Travel expenses	(260,446)	(2,563)	(404,200)	(3,357)
Facilities, communication & office expenses	(1,618,732)	(1,510,566)	(3,246,830)	(2,462,147)
Other expenses	(499,576)	(220,898)	(781,436)	(323,791)
Total	€ (7,660,133)	€ (4,664,726)	€ (13,525,138)	€ (8,436,415)